Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2016
Above market acquired charters [Abstract]
Above Market Acquired Charters
Above market acquired charters	M/V Cape Agamemnon	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	M/V CMA CGM Magdalena	Total
Carrying amount at January 1, 2016	$24,100	$15,060	$15,189	$15,190	$15,471	$15,508	$-	$100,518
Acquisitions	-	-	-	-	-	-	3,206	3,206
Amortization	(2,671)	(827)	(828)	(844)	(834)	(832)	(224)	(7,060)
Carrying amount at June 30, 2016	$21,429	$14,233	$14,361	$14,346	$14,637	$14,676	$2,982	$96,664

Above Market Acquired Charter Future Amortization Expense
For the twelve month period ended June 30,	M/V Cape Agamemnon	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	M/V CMA CGM Magdalena	Total
2017	$5,357	$1,668	$1,670	$1,693	$1,672	$1,669	$652	$14,381
2018	5,357	1,668	1,670	1,693	1,672	1,669	652	14,381
2019	5,357	1,668	1,670	1,693	1,672	1,669	652	14,381
2020	5,358	1,668	1,670	1,697	1,676	1,674	653	14,396
2021	-	1,668	1,670	1,693	1,672	1,669	373	8,745
Thereafter	-	5,893	6,011	5,877	6,273	6,326	-	30,380
Total	$21,429	$14,233	$14,361	$14,346	$14,637	$14,676	$2,982	$96,664